Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beneficial interests	100.00%